Distribution Date:	08/15/25	CSAIL 2018-C14 Commercial Mortgage Trust
Determination Date:	08/11/25
Next Distribution Date:	09/17/25
Record Date:	07/31/25	Commercial Mortgage Pass-Through Certificates
Series 2018-C14

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number		nader.attalla@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	18		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12596GAW9	3.275200%	14,923,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12596GAX7	4.261100%	95,533,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12596GAY5	4.151100%	175,000,000.00	166,308,556.34	0.00	575,302.87	0.00	0.00	575,302.87	166,308,556.34	36.11%	30.00%
A-4	12596GAZ2	4.421600%	230,612,000.00	230,612,000.00	0.00	849,728.35	0.00	0.00	849,728.35	230,612,000.00	36.11%	30.00%
A-SB	12596GBA6	4.359300%	23,092,000.00	12,472,505.57	481,115.32	45,309.49	0.00	0.00	526,424.81	11,991,390.25	36.11%	30.00%
A-S	12596GBD0	4.722400%	69,320,000.00	69,320,000.00	0.00	272,797.31	0.00	0.00	272,797.31	69,320,000.00	25.27%	21.00%
B	12596GBE8	5.039682%	35,623,000.00	35,623,000.00	0.00	149,607.16	0.00	0.00	149,607.16	35,623,000.00	19.71%	16.38%
C	12596GBF5	5.039682%	34,661,000.00	34,661,000.00	0.00	145,567.02	0.00	0.00	145,567.02	34,661,000.00	14.29%	11.88%
D	12596GAG4	5.039682%	21,181,000.00	21,181,000.00	0.00	88,954.59	0.00	0.00	88,954.59	21,181,000.00	10.98%	9.13%
E	12596GAJ8	5.039682%	16,367,000.00	16,367,000.00	0.00	68,737.06	0.00	0.00	68,737.06	16,367,000.00	8.42%	7.00%
F	12596GAL3	3.954000%	18,293,000.00	18,293,000.00	0.00	60,275.44	0.00	0.00	60,275.44	18,293,000.00	5.57%	4.63%
G	12596GAN9	3.954000%	7,702,000.00	7,702,000.00	0.00	25,378.09	0.00	0.00	25,378.09	7,702,000.00	4.36%	3.63%
NR*	12596GAQ2	3.954000%	27,921,731.00	27,921,346.78	0.00	2,369.67	0.00	0.00	2,369.67	27,921,346.78	0.00%	0.00%
Z	12596GAU3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12596GAS8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	21.00%
Regular SubTotal			770,228,731.00	640,461,408.69	481,115.32	2,284,027.05	0.00	0.00	2,765,142.37	639,980,293.37

X-A	12596GBB4	0.670122%	608,480,000.00	478,713,061.91	0.00	267,329.98	0.00	0.00	267,329.98	478,231,946.59
X-B	12596GBC2	0.000000%	70,284,000.00	70,284,000.00	0.00	0.00	0.00	0.00	0.00	70,284,000.00
X-F	12596GAA7	1.085682%	18,293,000.00	18,293,000.00	0.00	16,550.32	0.00	0.00	16,550.32	18,293,000.00
X-G	12596GAC3	1.085682%	7,702,000.00	7,702,000.00	0.00	6,968.27	0.00	0.00	6,968.27	7,702,000.00
X-NR	12596GAE9	1.085682%	27,921,731.00	27,921,346.78	0.00	25,261.42	0.00	0.00	25,261.42	27,921,346.78
Notional SubTotal			732,680,731.00	602,913,408.69	0.00	316,109.99	0.00	0.00	316,109.99	602,432,293.37

Deal Distribution Total					481,115.32	2,600,137.04	0.00	0.00	3,081,252.36

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12596GAW9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12596GAX7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12596GAY5	950.33460766	0.00000000	3.28744497	0.00000000	0.00000000	0.00000000	0.00000000	3.28744497	950.33460766
A-4	12596GAZ2	1,000.00000000	0.00000000	3.68466667	0.00000000	0.00000000	0.00000000	0.00000000	3.68466667	1,000.00000000
A-SB	12596GBA6	540.12236142	20.83471852	1.96212931	0.00000000	0.00000000	0.00000000	0.00000000	22.79684783	519.28764291
A-S	12596GBD0	1,000.00000000	0.00000000	3.93533338	0.00000000	0.00000000	0.00000000	0.00000000	3.93533338	1,000.00000000
B	12596GBE8	1,000.00000000	0.00000000	4.19973500	0.00000000	0.00000000	0.00000000	0.00000000	4.19973500	1,000.00000000
C	12596GBF5	1,000.00000000	0.00000000	4.19973515	0.00000000	0.00000000	0.00000000	0.00000000	4.19973515	1,000.00000000
D	12596GAG4	1,000.00000000	0.00000000	4.19973514	0.00000000	0.00000000	0.00000000	0.00000000	4.19973514	1,000.00000000
E	12596GAJ8	1,000.00000000	0.00000000	4.19973483	0.00000000	0.00000000	0.00000000	0.00000000	4.19973483	1,000.00000000
F	12596GAL3	1,000.00000000	0.00000000	3.29500027	0.00000000	0.00000000	0.00000000	0.00000000	3.29500027	1,000.00000000
G	12596GAN9	1,000.00000000	0.00000000	3.29500000	0.00000000	0.00000000	0.00000000	0.00000000	3.29500000	1,000.00000000
NR	12596GAQ2	999.98623939	0.00000000	0.08486831	3.21008644	45.67526849	0.00000000	0.00000000	0.08486831	999.98623939
Z	12596GAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12596GAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12596GBB4	786.73590243	0.00000000	0.43934062	0.00000000	0.00000000	0.00000000	0.00000000	0.43934062	785.94521856
X-B	12596GBC2	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-F	12596GAA7	1,000.00000000	0.00000000	0.90473514	0.00000000	0.00000000	0.00000000	0.00000000	0.90473514	1,000.00000000
X-G	12596GAC3	1,000.00000000	0.00000000	0.90473513	0.00000000	0.00000000	0.00000000	0.00000000	0.90473513	1,000.00000000
X-NR	12596GAE9	999.98623939	0.00000000	0.90472256	0.00000000	0.00000000	0.00000000	0.00000000	0.90472256	999.98623939

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	07/01/25 - 07/30/25	30	0.00	575,302.87	0.00	575,302.87	0.00	0.00	0.00	575,302.87	0.00
A-4	07/01/25 - 07/30/25	30	0.00	849,728.35	0.00	849,728.35	0.00	0.00	0.00	849,728.35	0.00
A-SB	07/01/25 - 07/30/25	30	0.00	45,309.49	0.00	45,309.49	0.00	0.00	0.00	45,309.49	0.00
X-A	07/01/25 - 07/30/25	30	0.00	267,329.98	0.00	267,329.98	0.00	0.00	0.00	267,329.98	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	07/01/25 - 07/30/25	30	0.00	272,797.31	0.00	272,797.31	0.00	0.00	0.00	272,797.31	0.00
B	07/01/25 - 07/30/25	30	0.00	149,607.16	0.00	149,607.16	0.00	0.00	0.00	149,607.16	0.00
C	07/01/25 - 07/30/25	30	0.00	145,567.02	0.00	145,567.02	0.00	0.00	0.00	145,567.02	0.00
X-F	07/01/25 - 07/30/25	30	0.00	16,550.32	0.00	16,550.32	0.00	0.00	0.00	16,550.32	0.00
X-G	07/01/25 - 07/30/25	30	0.00	6,968.27	0.00	6,968.27	0.00	0.00	0.00	6,968.27	0.00
X-NR	07/01/25 - 07/30/25	30	0.00	25,261.42	0.00	25,261.42	0.00	0.00	0.00	25,261.42	0.00
D	07/01/25 - 07/30/25	30	0.00	88,954.59	0.00	88,954.59	0.00	0.00	0.00	88,954.59	0.00
E	07/01/25 - 07/30/25	30	0.00	68,737.06	0.00	68,737.06	0.00	0.00	0.00	68,737.06	0.00
F	07/01/25 - 07/30/25	30	0.00	60,275.44	0.00	60,275.44	0.00	0.00	0.00	60,275.44	0.00
G	07/01/25 - 07/30/25	30	0.00	25,378.09	0.00	25,378.09	0.00	0.00	0.00	25,378.09	0.00
NR	07/01/25 - 07/30/25	30	1,181,807.34	92,000.84	0.00	92,000.84	89,631.17	0.00	0.00	2,369.67	1,275,332.56
Totals			1,181,807.34	2,689,768.21	0.00	2,689,768.21	89,631.17	0.00	0.00	2,600,137.04	1,275,332.56

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,081,252.36
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,700,118.55	Master Servicing Fee	3,732.24
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,728.73
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	275.75
ARD Interest	0.00	Operating Advisor Fee	1,130.59
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	193.03
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,700,118.55	Total Fees	10,350.34

Principal		Expenses/Reimbursements
Scheduled Principal	472,941.58	Reimbursement for Interest on Advances	11,375.54
Unscheduled Principal Collections		ASER Amount	59,284.24
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	18,190.97
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	780.42
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	8,173.74	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	481,115.32	Total Expenses/Reimbursements	89,631.17

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,600,137.04
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	481,115.32
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,081,252.36
Total Funds Collected	3,181,233.87	Total Funds Distributed	3,181,233.87

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	640,461,408.69	640,461,408.69	Beginning Certificate Balance	640,461,408.69
(-) Scheduled Principal Collections	472,941.58	472,941.58	(-) Principal Distributions	481,115.32
(-) Unscheduled Principal Collections	8,173.74	8,173.74	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	639,980,293.37	639,980,293.37	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	640,461,408.70	640,461,408.70	Ending Certificate Balance	639,980,293.37
Ending Actual Collateral Balance	639,980,293.38	639,980,293.38

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.04%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	4,990,077.09	0.78%	21	5.4300	NAP	Defeased	1	4,990,077.09	0.78%	21	5.4300	NAP
$9,999,999.99 and less		16	97,140,141.67	15.18%	30	5.0565	1.675938	1.24 or less	7	129,598,380.05	20.25%	37	5.0556	0.885325
$10,000,000 to $19,999,999		16	215,464,105.00	33.67%	37	5.0209	1.928272	1.25 to 1.49	7	82,378,025.71	12.87%	37	5.0998	1.352914
$20,000,000 to $29,999,999		4	103,182,834.52	16.12%	37	4.8127	2.837969	1.5 to 1.749	8	96,694,996.01	15.11%	37	4.7936	1.663598
	$30,000,000 to							1.75 to 1.99	3	31,006,983.92	4.84%	37	5.1917	1.879463
		6	219,203,135.09	34.25%	37	4.7284	2.338896
	$49,999,999.99							2.0 to 2.49	8	118,151,667.87	18.46%	37	4.9662	2.259061
	$50,000,000 or more	0	0.00	0.00%	0	0.0000	0.000000	2.5 or more	9	177,160,162.72	27.68%	33	4.6258	3.790696
	Totals	43	639,980,293.37	100.00%	36	4.8957	2.173790	Totals	43	639,980,293.37	100.00%	36	4.8957	2.173790
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	2	4,990,077.09	0.78%	21	5.4300	NAP
							Defeased	2	4,990,077.09	0.78%	21	5.4300	NAP
Alabama	1	25,000,000.00	3.91%	38	4.7450	3.977700
							Lodging	10	126,823,082.44	19.82%	37	5.1135	2.425630
California	2	19,424,077.42	3.04%	38	5.3068	1.587351
							Mixed Use	4	88,413,328.04	13.82%	37	5.0788	1.406855
Colorado	1	11,203,411.45	1.75%	38	5.4200	0.924300
							Multi-Family	6	115,282,521.74	18.01%	37	4.7937	1.548486
Florida	7	73,344,852.02	11.46%	36	5.1127	1.802668
							Office	8	121,700,000.00	19.02%	38	4.7649	2.523124
Georgia	1	7,311,540.55	1.14%	37	5.2500	1.679100
							Other	2	33,564,023.44	5.24%	19	3.9332	3.533899
Illinois	1	59,500,000.00	9.30%	37	4.7500	0.881900
							Retail	13	130,591,817.10	20.41%	36	4.9932	2.100750
Iowa	1	854,000.00	0.13%	39	5.9200	1.540700
							Self Storage	2	18,615,458.79	2.91%	38	4.9387	3.229901
Louisiana	1	2,100,000.00	0.33%	38	5.4400	1.896100
							Totals	47	639,980,293.37	100.00%	36	4.8957	2.173790
Michigan	2	6,029,918.10	0.94%	38	6.0150	(0.836300)

Minnesota	5	57,458,100.15	8.98%	37	4.7825	4.356722

New Jersey	3	34,821,154.95	5.44%	33	4.7614	2.647460

New Mexico	2	17,482,906.50	2.73%	37	5.1500	1.863000

New York	5	93,789,023.44	14.65%	31	4.4983	2.153121

North Carolina	1	4,650,000.00	0.73%	38	5.3700	1.538400

Ohio	2	38,761,779.93	6.06%	37	5.0379	1.330230

Pennsylvania	3	18,723,039.08	2.93%	36	5.3968	1.574230

Tennessee	1	30,000,000.00	4.69%	38	5.0350	2.386000

Texas	2	26,446,613.64	4.13%	39	4.9802	1.994933

Virginia	2	22,900,000.00	3.58%	38	4.6477	3.641535

Washington	2	85,189,814.32	13.31%	37	4.8352	1.876616

Totals	47	639,980,293.37	100.00%	36	4.8957	2.173790

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	4,990,077.09	0.78%	21	5.4300	NAP	Defeased	1	4,990,077.09	0.78%	21	5.4300	NAP
	4.4999% or less	4	75,564,007.77	11.81%	28	4.0983	2.509245	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5% to 4.749%	6	127,857,852.29	19.98%	36	4.7132	3.850853	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.75% to 4.99%	7	128,646,482.37	20.10%	37	4.8351	1.600429	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0% to 5.249%	14	232,693,177.56	36.36%	37	5.1016	1.772005	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.25% or more	11	70,228,696.29	10.97%	38	5.4770	1.190451	49 months or greater	42	634,990,216.28	99.22%	36	4.8915	2.179242
	Totals	43	639,980,293.37	100.00%	36	4.8957	2.173790	Totals	43	639,980,293.37	100.00%	36	4.8957	2.173790
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	4,990,077.09	0.78%	21	5.4300	NAP	Defeased	1	4,990,077.09	0.78%	21	5.4300	NAP
	83 months or less	42	634,990,216.28	99.22%	36	4.8915	2.179242	Interest Only	20	355,368,406.08	55.53%	37	4.7754	2.487569
	84 to 119 months	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	22	279,621,810.20	43.69%	35	5.0391	1.787392
	120 months or more	0	0.00	0.00%	0	0.0000	0.000000	301 to 359 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	43	639,980,293.37	100.00%	36	4.8957	2.173790	360 months or more	0	0.00	0.00%	0	0.0000	0.000000
								Totals	43	639,980,293.37	100.00%	36	4.8957	2.173790
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	4,990,077.09	0.78%	21	5.4300	NAP			No outstanding loans in this group
Underwriter's Information		4	60,885,591.70	9.51%	34	4.8942	1.540250
	12 months or less	37	569,454,624.58	88.98%	36	4.8874	2.252795
	13 months to 24 months	1	4,650,000.00	0.73%	38	5.3700	1.538400
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	43	639,980,293.37	100.00%	36	4.8957	2.173790
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	320891002	MU	Seattle	WA	Actual/360	5.060%	127,331.35	40,221.96	0.00	N/A	09/06/28	--	29,223,056.48	29,182,834.52	08/06/25
2A	320891102				Actual/360	5.060%	139,653.74	44,114.40	0.00	N/A	09/06/28	--	32,051,094.54	32,006,980.14	08/06/25
3	320891003	OF	Rolling Meadows	IL	Actual/360	4.750%	182,017.36	0.00	0.00	N/A	09/06/28	--	44,500,000.00	44,500,000.00	03/06/25
3A	320891103				Actual/360	4.750%	61,354.17	0.00	0.00	N/A	09/06/28	--	15,000,000.00	15,000,000.00	03/06/25
4	333100157	MF	New York	NY	Actual/360	4.230%	152,993.35	0.00	0.00	N/A	08/05/28	--	42,000,000.00	42,000,000.00	08/05/25
5	333100172	OF	St Paul	MN	Actual/360	4.722%	154,524.15	0.00	0.00	N/A	10/05/28	--	38,000,000.00	38,000,000.00	08/05/25
6	333100132	RT	Edison	NJ	Actual/360	4.740%	133,669.94	52,707.77	0.00	N/A	05/05/28	--	32,748,862.72	32,696,154.95	08/05/25
7	301741334	LO	Nashville	TN	Actual/360	5.035%	130,070.83	0.00	0.00	N/A	10/06/28	--	30,000,000.00	30,000,000.00	08/06/25
8	28002130	MF	Euclid	OH	Actual/360	5.130%	78,980.75	20,989.07	0.00	N/A	09/06/28	--	17,879,059.43	17,858,070.36	08/06/25
8A	28202130				Actual/360	5.130%	47,345.41	12,582.00	0.00	N/A	09/06/28	--	10,717,692.36	10,705,110.36	08/06/25
9	28302149	LO	New York	NY	Actual/360	5.120%	110,232.99	0.00	0.00	N/A	10/06/28	--	25,000,000.00	25,000,000.00	08/06/25
10	301741332	LO	Huntsville	AL	Actual/360	4.745%	102,149.31	0.00	0.00	N/A	10/06/28	--	25,000,000.00	25,000,000.00	08/06/25
11	320891011	98	Seattle	WA	Actual/360	4.262%	88,081.33	0.00	0.00	N/A	09/06/28	--	24,000,000.00	24,000,000.00	08/06/25
12	301741320	RT	Crystal	MN	Actual/360	4.900%	82,219.84	27,839.61	0.00	N/A	08/06/28	--	19,485,939.76	19,458,100.15	08/06/25
13	307331084	LO	Albuquerque	NM	Actual/360	5.150%	77,653.60	27,456.45	0.00	N/A	09/06/28	--	17,510,362.95	17,482,906.50	08/06/25
14	301741353	RT	Harlingen	TX	Actual/360	4.947%	74,601.45	21,150.77	0.00	N/A	11/06/28	--	17,512,420.00	17,491,269.23	08/06/25
15	301741329	MF	Miami	FL	Actual/360	5.207%	74,175.78	18,971.82	0.00	N/A	10/06/28	--	16,543,040.90	16,524,069.08	08/06/25
19	307331082	RT	Palm Desert	CA	Actual/360	5.210%	51,338.83	19,163.89	0.00	N/A	09/06/28	--	11,443,241.31	11,424,077.42	08/06/25
20	28002137	MU	Miramar Beach	FL	Actual/360	4.923%	50,936.74	16,994.41	0.00	N/A	09/06/28	--	12,015,508.13	11,998,513.72	08/06/25
21	307331086	RT	Kissimmee	FL	Actual/360	5.080%	50,839.58	17,146.47	0.00	N/A	09/06/28	--	11,621,950.81	11,604,804.34	08/06/25
22	307331087	SS	Arlington	VA	Actual/360	4.620%	49,729.17	0.00	0.00	N/A	10/06/28	--	12,500,000.00	12,500,000.00	08/06/25
23	333100168	RT	Philadelphia	PA	Actual/360	5.420%	54,285.56	16,061.92	0.00	N/A	09/10/28	--	11,631,235.04	11,615,173.12	08/10/25
24	301741326	LO	Aurora	CO	Actual/360	5.420%	52,372.70	17,974.78	0.00	N/A	10/06/28	--	11,221,386.23	11,203,411.45	08/06/25
25	333100135	98	New York	NY	Actual/360	3.108%	17,117.74	5,461.42	0.00	N/A	05/05/23	05/05/26	6,395,967.99	6,390,506.57	08/05/25
25A	333100136				Actual/360	3.108%	8,500.61	2,712.32	0.00	N/A	05/05/23	05/05/26	3,176,213.52	3,173,501.20	08/05/25
26	307331083	MF	Louisville	OH	Actual/360	4.780%	42,031.79	12,931.21	0.00	N/A	09/06/28	--	10,211,530.48	10,198,599.27	08/06/25
27	320891027	OF	Chantilly	VA	Actual/360	4.681%	41,920.96	0.00	0.00	N/A	09/05/28	--	10,400,000.00	10,400,000.00	08/05/25
28	307331088	MF	Kissimmee	FL	Actual/360	5.360%	41,798.44	14,664.24	0.00	N/A	10/06/28	--	9,055,992.56	9,041,328.32	08/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
29	28002159	OF	New York	NY	Actual/360	4.970%	42,797.22	0.00	0.00	N/A	11/06/28	--	10,000,000.00	10,000,000.00	07/06/25
30	320891030	LO	Clearwater Beach	FL	Actual/360	5.130%	38,938.15	15,541.32	0.00	N/A	03/06/28	--	8,814,521.75	8,798,980.43	08/06/25
31	301741307	RT	Tarpon Springs	FL	Actual/360	4.658%	37,204.90	13,890.62	0.00	N/A	07/06/28	--	9,275,587.96	9,261,697.34	08/06/25
32	301741330	MF	South Houston	TX	Actual/360	5.045%	38,958.19	12,301.45	0.00	N/A	10/06/28	--	8,967,645.86	8,955,344.41	08/06/25
33	333100167	Various Various		Various	Actual/360	5.091%	40,989.62	0.00	0.00	N/A	09/07/28	--	9,350,000.00	9,350,000.00	08/07/25
34	301741345	MU	San Francisco	CA	Actual/360	5.445%	37,510.00	0.00	0.00	N/A	11/06/28	--	8,000,000.00	8,000,000.00	08/06/25
35	28002142	RT	Lake City	GA	Actual/360	5.250%	33,098.10	9,697.69	0.00	N/A	09/06/28	--	7,321,238.24	7,311,540.55	08/06/25
36	333100174	LO	Canton	MI	Actual/360	6.015%	31,304.26	13,861.04	0.00	N/A	10/05/28	--	6,043,779.14	6,029,918.10	08/05/25
37	307331090	SS	Jacksonville	FL	Actual/360	5.590%	29,483.22	9,511.28	0.00	N/A	10/06/28	--	6,124,970.07	6,115,458.79	08/06/25
39	625100283	MF	Various	AZ	Actual/360	5.430%	23,365.77	7,058.09	0.00	N/A	05/05/27	--	4,997,135.18	4,990,077.09	08/05/25
40	307331091	RT	Charlotte	NC	Actual/360	5.370%	21,502.38	0.00	0.00	N/A	10/06/28	--	4,650,000.00	4,650,000.00	08/06/25
41	307331063	LO	Montgomeryville	PA	Actual/360	5.640%	16,114.30	10,109.32	0.00	N/A	05/06/28	--	3,317,975.28	3,307,865.96	08/06/25
42	301741328	OF	Pittsburgh	PA	Actual/360	5.114%	16,734.14	0.00	0.00	N/A	10/06/28	--	3,800,000.00	3,800,000.00	08/06/25
43	307331089	RT	Lafayette	LA	Actual/360	5.440%	9,837.33	0.00	0.00	N/A	10/06/28	--	2,100,000.00	2,100,000.00	08/06/25
44	28002170	RT	Ogden	IA	Actual/360	5.920%	4,353.50	0.00	0.00	11/06/28	08/06/33	--	854,000.00	854,000.00	08/06/25
Totals							2,700,118.55	481,115.32	0.00				640,461,408.69	639,980,293.37
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	8,030,615.00	4,145,019.50	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	3,820,445.00	0.00	--	--	08/11/25	10,851,428.18	79,185.00	137,027.30	818,213.10	0.00	0.00
3A	0.00	0.00	--	--	08/11/25	3,657,784.78	26,691.58	46,188.98	275,802.19	0.00	0.00
4	7,476,000.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	9,918,584.67	5,002,049.34	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,316,195.24	3,118,132.38	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	15,208,933.30	21,544,025.94	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,419,343.03	1,109,765.96	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	14,929,667.46	10/01/23	09/30/24	07/08/24	0.00	0.00	0.00	0.00	0.00	0.00
10	7,224,532.24	5,651,288.78	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	7,111,721.28	3,549,118.18	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,948,367.20	1,604,951.80	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,014,299.20	2,690,350.68	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,625,311.52	1,428,275.08	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,608,060.32	926,311.27	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,281,372.75	837,743.71	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,699,874.20	887,846.04	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,588,271.33	852,956.97	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,200,172.64	1,193,810.72	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,399,849.93	647,083.96	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	961,062.64	933,670.05	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	33,128,239.00	16,866,428.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,013,933.84	562,970.30	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,556,159.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,166,745.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	289,140.85	83,140.90	01/01/25	03/31/25	--	0.00	0.00	42,754.16	42,754.16	99.18	0.00
30	21,008,520.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,263,888.18	251,103.69	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	981,748.68	482,183.71	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	641,528.25	175,524.86	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	406,266.00	130,635.83	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	893,301.06	238,460.16	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	377,436.55	(93,979.44)	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	774,462.40	363,152.67	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	392,462.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	525,879.67	477,487.20	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	493,350.43	241,862.56	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
43	220,435.41	55,108.61	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
44	79,882.41	39,941.69	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	154,066,391.61	90,926,088.56				14,509,212.96	105,876.58	225,970.44	1,136,769.45	99.18	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
25	333100135	5,461.42	Partial Liquidation (Curtailment)	0.00	0.00
25A	333100136	2,712.32	Partial Liquidation (Curtailment)	0.00	0.00
Totals		8,173.74		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/15/25	0	0.00	0	0.00	2	59,500,000.00	3	84,500,000.00	0	0.00	0	0.00	2	8,173.74	0	0.00	4.895747%	4.843971%	36
07/17/25	0	0.00	0	0.00	3	84,500,000.00	3	84,500,000.00	0	0.00	0	0.00	2	8,575.48	0	0.00	4.895879%	4.844128%	37
06/17/25	0	0.00	2	59,500,000.00	1	25,000,000.00	3	84,500,000.00	0	0.00	0	0.00	2	8,151.56	0	0.00	4.896024%	4.844299%	38
05/16/25	2	59,500,000.00	0	0.00	1	25,000,000.00	3	84,500,000.00	0	0.00	0	0.00	2	374,746.41	0	0.00	4.896155%	4.844453%	39
04/17/25	2	59,500,000.00	0	0.00	1	25,000,000.00	3	84,500,000.00	0	0.00	0	0.00	2	7,080.09	0	0.00	4.895278%	4.843623%	40
03/17/25	0	0.00	3	84,500,000.00	0	0.00	3	84,500,000.00	0	0.00	0	0.00	2	8,361.33	0	0.00	4.895411%	4.843779%	41
02/18/25	1	25,000,000.00	2	59,500,000.00	0	0.00	3	84,500,000.00	0	0.00	0	0.00	2	7,059.46	0	0.00	4.895583%	4.843981%	42
01/17/25	2	59,500,000.00	0	0.00	0	0.00	3	84,500,000.00	0	0.00	0	0.00	2	7,049.76	0	0.00	4.895713%	4.844135%	43
12/17/24	2	59,500,000.00	0	0.00	1	25,000,000.00	3	84,500,000.00	0	0.00	0	0.00	2	7,471.79	0	0.00	4.895843%	4.844287%	44
11/18/24	0	0.00	0	0.00	1	25,000,000.00	3	84,500,000.00	0	0.00	0	0.00	2	7,030.61	0	0.00	4.895985%	4.844454%	45
10/18/24	0	0.00	0	0.00	1	25,000,000.00	3	84,500,000.00	0	0.00	0	0.00	2	7,452.94	0	0.00	4.896113%	4.844605%	46
09/17/24	0	0.00	0	0.00	1	25,000,000.00	1	25,000,000.00	0	0.00	0	0.00	2	7,011.26	0	0.00	4.896253%	4.844770%	47
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	320891003	03/06/25	4	6	137,027.30	818,213.10	2,050.00	44,500,000.00	04/25/23	13		09/30/24
3A	320891103	03/06/25	4	6	46,188.98	275,802.19	0.00	15,000,000.00	04/25/23	13		09/30/24
29	28002159	07/06/25	0	B	42,754.16	42,754.16	99.18	10,000,000.00
Totals					225,970.44	1,136,769.45	2,149.18	69,500,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		9,564,008	9,564,008	0		0
13 - 24 Months		4,990,077	4,990,077	0		0
25 - 36 Months		115,522,799	115,522,799	0		0
37 - 48 Months		509,049,410	424,549,410	0		84,500,000
49 - 60 Months		0	0	0		0
> 60 Months		854,000	854,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-25	639,980,293	580,480,293	0	0	59,500,000	0
Jul-25	640,461,409	555,961,409	0	0	84,500,000	0
Jun-25	640,986,782	556,486,782	0	59,500,000	25,000,000	0
May-25	641,463,543	556,963,543	59,500,000	0	25,000,000	0
Apr-25	642,350,912	557,850,912	59,500,000	0	25,000,000	0
Mar-25	642,822,306	558,322,306	0	84,500,000	0	0
Feb-25	643,431,595	558,931,595	25,000,000	59,500,000	0	0
Jan-25	643,898,306	584,398,306	59,500,000	0	0	0
Dec-24	644,362,996	559,862,996	59,500,000	0	25,000,000	0
Nov-24	644,872,520	619,872,520	0	0	25,000,000	0
Oct-24	645,332,990	620,332,990	0	0	25,000,000	0
Sep-24	645,838,448	620,838,448	0	0	25,000,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	320891003	44,500,000.00	44,500,000.00	72,800,000.00	07/01/25	3,589,266.96	0.88190	12/31/24	09/06/28	I/O
3A	320891103	15,000,000.00	15,000,000.00	72,800,000.00	07/01/25	11,054,174.00	2.34000	--	09/06/28	I/O
9	28302149	25,000,000.00	25,000,000.00	190,000,000.00	05/01/24	13,599,905.46	3.01010	09/30/24	10/06/28	I/O
Totals		84,500,000.00	84,500,000.00	335,600,000.00		28,243,346.42

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	320891003	OF	IL	04/25/23	13

The loan transferred to special servicing due to a borrower-declared imminent monetary default. Borrower has signed a pre-negotiation letter and submitted a loan modification request, however, no terms have been agreed upon. A receiver was appointed to ma nage the property on 9/21/2023. Receiver engaged an affiliate to market the property for sale and a call for offers occurred on 11/22/2024, however, no acceptable offers were submitted. Lender is evaluating the loan and collateral in order to determine ne xt steps as the receiver continues to operate the property as of 7/30/2025.

3A	320891103	Various	Various	04/25/23	13

The loan transferred to special servicing due to a borrower-declared imminent monetary default. Borrower has signed a pre-negotiation letter and submitted a loan modification request, however, no terms have been agreed upon. A receiver was appointed to ma nage the property on 9/21/2023. Receiver engaged an affiliate to market the property for sale and a call for offers occurred on 11/22/2024, however, no acceptable offers were submitted. Lender is evaluating the loan and collateral in order to determine ne xt steps as the receiver continues to operate the property as of 7/30/2025.

9	28302149	LO	NY	05/20/20	11

8.2.2025: The loan, originated September-2018 and maturing 10.6.2028, was transferred to Special Servicing (SS) on May 10, 2020, due borrower payment default. This stemmed from the borrower missing their May 2020 debt service payment.

The lender issued a default notice on 5.26.2020. The lender's collateral is represented via a first lien in a 50-story, 492-key, [former] full-service hotel located on a 0.17-acre site at 99 & 103 Washington Street in the Financial District neighborhood of Manhattan in New Y ork, NY. The Property was the tallest Holiday Inn in the world and served as the franchise's flagship. Following rounds of failed workout discussions with the borrower & with the lifting of the NY foreclosure moratorium, foreclosure/receivership actions w ere initiated, then Borrower filed for Chapter 11 Bankruptcy (BK) protection 11.29.2022. While in BK, Borrower entered into agreement with NYC in January 2023 to operate the hotel as a migrant shelter (note: this migrant contract with NYC terminated in Ma rch-2025) over the Lender's objection. Borrower later filed a proposed BK plan in March 2023, proposing a discounted, de-acceleration and reinstatement of the loan; SS opposed.

Prior to a September-2024 BK Status Hearing, a Settle ment Plan was agreed to between parties, which was ratified by the court on 9.26.2024 and a court appointed Wind Down Officer (WDO) was appointed by the court to oversee the borrowing entity while lender contemplated a resolution strategy. In 1Q2025,

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	301741334	30,000,000.00	5.03500%	30,000,000.00	5.03500%	10	02/09/21	02/01/21	04/12/21
7	301741334	0.00	5.03500%	0.00	5.03500%	8	06/17/21	06/17/21	08/11/21
25	333100135	7,350,000.00	3.10800%	0.00	3.10800%	1	09/28/23	09/28/23	--
25A	333100136	3,650,000.00	3.10800%	0.00	3.10800%	1	09/28/23	09/28/23	--
34	301741345	0.00	5.44500%	0.00	5.44500%	8	11/22/22	11/22/22	--
38	28002151	5,438,668.76	5.73600%	5,438,668.76	5.73600%	10	08/04/20	05/06/20	09/11/20
Totals		16,438,668.76		5,438,668.76
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
16	333100175 01/18/24	13,805,173.21	35,240,000.00	15,541,130.65	643,684.55	15,541,130.65	14,897,446.10	0.00	0.00	(385.00)	385.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		13,805,173.21	35,240,000.00	15,541,130.65	643,684.55	15,541,130.65	14,897,446.10	0.00	0.00	(385.00)	385.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
16	333100175	01/25/24	0.00	0.00	0.00	0.00	0.00	385.00	0.00	0.00	385.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	385.00	0.00	0.00	385.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	9,579.86	0.00	0.00	44,338.63	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	3,229.17	0.00	0.00	14,945.61	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	0.00	0.00	780.42	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	5,381.94	0.00	0.00	0.00	0.00	0.00	11,375.54	0.00	0.00	0.00
Total	0.00	0.00	18,190.97	0.00	780.42	59,284.24	0.00	0.00	11,375.54	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		89,631.17

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27